Discontinued Operations - Additional Information (Detail) (Gaokao re-take business, USD $) In Thousands, unless otherwise specified	May 04, 2012
Gaokao re-take business
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total cash proceeds from sale of discontinued operations	$ 157